Commitments (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 22, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	$ 11,996,000	$ 4,589,000
Right-of-use assets	393,000			$ 450,000	$ 674,000
Lease liabilities					$ 674,000
Depreciation, right-of-use assets	56,000	56,000
Interest expense on lease liabilities	20,000	23,000
Current lease liabilities	161,000			195,000
Non-current lease liabilities	309,000			$ 367,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	27,000,000	(0)
Peak Liberty [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 28,400,000
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	6,208,000	4,246,000
Operating lease income	$ 5,788,000	$ 343,000